Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Options and Average Price

	Options (thousands)	Average price
Outstanding at January 1, 2017	11,941	1.74
Granted	1,911	1.25
Exercised	(1,133)	0.78
Forfeited	(39)	0.96
Expired	(3,399)	2.71
Outstanding at January 1, 2018	9,281	1.40
Granted	1,724	2.84
Exercised	(407)	0.82
Cancelled/forfeited	(161)	2.25
Expired	(100)	2.02
Outstanding at December 31, 2018	10,337	1.64
Exercisable at December 31, 2018	8,740	1.52

Summary of Options and Average Life
Range of exercise price	Options (thousands	)	Average life (years	)
$0.38 to $0.68	1,798		1.71
$0.69 to $1.02	1,788		1.34
$1.03 to $1.64	1,721		2.64
$1.65 to $2.40	3,435		0.05
$2.41 to $2.86	1,595		3.50
	10,337		1.53

Summary of Inputs Used in Measurement of Fair Value at Grant Date

The inputs used in the Black-Scholes formula are as follows:

	2018	2017
Expected term (years)	4.4	4.5
Forfeiture rate	0%	0%
Volatility	64%	61%
Dividend yield	0%	0%
Risk-free interest rate	1.8%	1.0%
Weighted-average fair value per option	$1.44	$0.61

Summary of DSUs and PSUs issued and outstanding

	DSUs (thousands)	PSUs (thousands)
Outstanding at January 1, 2017	1,323	1,707
Granted	620	400
Settled	-	(888)
Outstanding at January 1, 2018	1,943	1,219
Granted	385	400
Settled	-	(409)
Outstanding at December 31, 2018	2,328	1,210

Summary of Share Based Compensation Expense (Recovery)

Share based compensation expense (recovery) is comprised as follows:

	Years ended December 31,
	2018	2017
Share options – amortization	2,182	1,072
Performance share units – amortization	736	1,849
Change in fair value of deferred share units	(4,200)	4,179
	(1,282)	7,100